Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Automotive after-sales service	$ 214,979	$ 199,294	$ 187,880
Auto eInsurance service	118,109	67,640	56,766
Technology service	30,658	15,479	4,589
Total revenues	363,746	282,413	249,235
Operating cost and expenses
Integrated service cost	(209,553)	(166,793)	(156,852)
Promotional service expenses	(112,504)	(65,500)	(55,222)
Selling expenses	(20,578)	(16,477)	(12,731)
General and administrative expenses	(22,462)	(37,742)	(10,420)
Research and development expenses	(14,111)	(8,478)	(3,651)
Total operating costs and expenses	(379,208)	(294,990)	(238,876)
Operating profit/(loss)	(15,462)	(12,577)	10,359
Other income/(expenses)
Financial expenses, net	(4,435)	(3,659)	(3,045)
Investment income	518	441	759
Change of fair value of warrant liabilities	(629)
Other income, net	5,001	5,121	2,457
Total other income, net	455	1,903	171
Income/(loss) before income tax expense	(15,007)	(10,674)	10,530
Income tax expense	(2,572)	(231)	(938)
Income/(Loss) from continuing operations, net of tax	(17,579)	(10,905)	9,592
Discontinued operations:
Net loss from the operations of the discontinued operations, net of tax		(994)	(27,682)
Net loss	(17,579)	(11,899)	(18,090)
Net income/(loss) from continuing operations	(17,579)	(10,905)	9,592
Less: Net income/(loss) attributable to non-controlling interests of continuing operations	9,333	(5,230)	5,650
Net income/(loss) from continuing operations attributable to the Company’s ordinary shareholders	(26,912)	(5,675)	3,942
Loss from discontinued operations, net of tax		(994)	(27,682)
Less: Net loss attributable to non-controlling interests of discontinue operations			(19)
Net loss from discontinued operations attributable to the Company’s ordinary shareholders		(994)	(27,663)
Net loss attributable to the Company’s ordinary shareholders	$ (26,912)	$ (6,669)	$ (23,721)
Net income/(loss) per ordinary share from continuing operations:
Basic (in Dollars per share)	$ (0.31)	$ (0.07)	$ 0.05
Net loss per ordinary share from discontinued operations:
Basic (in Dollars per share)		(0.01)	(0.34)
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ (0.31)	$ (0.08)	$ (0.29)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)	85,441,057	81,600,000	81,600,000
Income/ (loss) from continuing operations before non-controlling interests	$ (17,579)	$ (10,905)	$ 9,592
Loss from discontinued operations, net of tax		(994)	(27,682)
Net loss	(17,579)	(11,899)	(18,090)
Other comprehensive income/(loss)
Foreign currency translation difference	(1,137)	(2,410)	907
Total other comprehensive income/(loss)	(1,137)	(2,410)	907
Total comprehensive loss	(18,716)	(14,309)	(17,183)
Less: total comprehensive income/(loss) attributable to non-controlling interest	8,087	(9,801)	6,839
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders	$ (26,803)	$ (4,508)	$ (24,022)